Employee Benefit Plans (Schedule of Changes in Level 3 Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Balance	$ 6,136	$ 7,110
Balance	6,853	6,136
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance	601	255
Realized gain	187
Sales	(610)
Unrealized gain (loss)	(178)	346
Balance		$ 601